GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Goodwill And Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
	Goodwill US$‘000	Development costs US$‘000	Patents and licenses US$‘000	Technology based intangibles US$‘000	Other US$‘000	Total US$‘000
Cost
At January 1, 2023	79,182	125,584	8,729	-	33,580	247,075
Additions	-	1,758	19	-	110	1,887
Disposals or retirements	(12,591)	-	-	-	(14,488)	(27,079)
Reclassifications	54	-	(54)	-	-	-
Exchange adjustments	-	23	-	-	-	23

At December 31, 2023	66,645	127,365	8,694	-	19,202	221,906

At January 1, 2024	66,645	127,365	8,694	-	19,202	221,906
Additions	-	8,582	1	-	2,280	10,863
Additions through acquisition	13,839	122	-	13,105	-	27,066
Disposals or retirements	-	(70)	-	-	-	(70)

At December 31, 2024	80,484	135,999	8,695	13,105	21,482	259,765

Accumulated amortisation and Impairment losses
At January 1, 2023	(66,645)	(108,576)	(8,570)	-	(28,015)	(211,806)
Charge for the year (Note 9)	-	(753)	30	-	(223)	(946)
Disposals or retirements	-	-	-	-	12,956	12,956
Impairment losses (Note 5)	-	(2,926)	(9)	-	(2,898)	(5,833)
Exchange adjustments	-	(7)	-	-	-	(7)

At December 31, 2023	(66,645)	(112,262)	(8,549)	-	(18,180)	(205,636)

At January 1, 2024	(66,645)	(112,262)	(8,549)	-	(18,180)	(205,636)
Charge for the year (Note 9)	-	(1,190)	-	-	-	(1,190)
Impairment losses (Note 5)	-	(1,596)	-	-	-	(1,596)

At December 31, 2024	(66,645)	(115,048)	(8,549)	-	(18,180)	(208,422)

Carrying amounts
At December 31, 2024	13,839	20,951	146	13,105	3,302	51,343

At December 31, 2023	-	15,103	145	-	1,022	16,270

Schedule of Principal Development Projects
Product Name	2024 US$’000	2023 US$’000
Continuous glucose monitoring testing	7,040	-
Premier Instruments for A1c and haemoglobinopathies testing	1,542	1,669
Mid-tier haemoglobins instrument	-	51
HIV screening rapid test	-	6
Other projects	-	32
Total capitalised development costs	8,582	1,758

Schedule of Impairment Loss Recorded on Discontinued Assets
	December 31, 2024	December 31, 2023
	US$’000	US$’000
Immco Diagnostics Inc.	101	9,331
Trinity Biotech Manufacturing Limited	(120)	1,500
Trinity Biotech Do Brasil	162	274
Primus Corp	916	-
Clark Laboratories Inc.	130	-
Biopool US Inc.	219	-

Total impairment loss	1,408	11,105

Schedule of Impairment Loss for Each Class of Asset
	December 31, 2024	December 31, 2023
	US$’000	US$’000
Goodwill and other intangible assets	1,596	5,833
Property, plant and equipment (see Note 11)	612	3,772
Financial assets (see Note 13)	(800)	1,500

Total impairment loss	1,408	11,105

Schedule of Specific Asset Impairment Charges
Asset name	Entity	2024 US$’000
T10 HPLC Analyzer	Trinity Biotech Manufacturing Ltd	916
Syphilis Point-of-Care	Trinity Biotech Manufacturing Ltd	680
Trinscreen plant & equipment	Trinity Biotech Manufacturing Ltd	223
Kansas right-of-use asset	Primus Corp.	133
Total		1,952

Schedule of Significant Goodwill
Goodwill arising from the purchase of CGM assets from Waveform Technologies

December 31, 2024
Carrying amount of goodwill (US$’000)	12,403
Discount rate applied (real pre-tax)	18.6%
% EBITDA would need to decrease for an impairment to arise	56.51%
Long-term growth rate	2.0%
Goodwill arising from the acquisition of EpiCapture Limited

December 31, 2024
Carrying amount of goodwill (US$’000)	1,420
Discount rate applied (real pre-tax)	21.9%
% EBITDA would need to decrease for an impairment to arise	84.35%
Long-term growth rate	2.0%

Schedule of Internal and External Factors Based on Historical Experience
Intangible Assets with Indefinite Useful lives (included in other intangibles)	December 31, 2024 US$‘000	December 31, 2023 US$‘000

Primus Corporation CGU
Primus trade name	365	365
Total	365	365